Eaton Vance
California Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 124.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.5%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,196,062
Green Bonds, 5.00%, 10/1/48	3,000	3,109,020
California Municipal Finance Authority, (Westside Neighbourhood School), 5.90%, 6/15/44(1)	1,030	1,090,894
		$ 6,395,976
Electric Utilities — 4.6%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$2,000	$ 2,089,180
Sacramento Municipal Utility District, CA:
Green Bonds, 5.00%, 8/15/50(2)	7,000	7,503,720
Green Bonds, 5.00%, 11/15/54	2,000	2,210,460
		$ 11,803,360
General Obligations — 51.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,022,800
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54	10,180	10,251,565
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,212,893
Brentwood Union School District, CA, (Election 2016), 5.25%, 8/1/52	4,250	4,674,702
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,414,336
California:
4.75%, 12/1/42	3,000	3,134,550
5.00%, 9/1/52(2)	10,000	10,967,500
5.25%, 9/1/53(2)	10,000	11,297,100
Chaffey Joint Union High School District, CA, (Election of 2012), 4.00%, 8/1/49(2)	11,900	11,909,401
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,364,054
4.125%, 8/1/47	1,000	1,005,370
Jefferson Elementary School District, CA, (Election of 2022):
4.25%, 9/1/43	1,000	1,034,470
5.00%, 9/1/49	1,440	1,577,506
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,713,801
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/53	7,430	8,234,372
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	$7,200	$ 7,186,608
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	390,540
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,675,823
San Diego Unified School District, CA, (Election of 2022), Sustainablility Bonds, 5.00%, 7/1/48(2)	10,000	11,061,100
San Jose, CA, 5.00%, 9/1/49(2)	10,000	10,574,900
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,450	9,475,609
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,065,680
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	1,014,340
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	3,017,820
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,399,250
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,239,964
		$131,916,054
Hospital — 10.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 9,705,704
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,130,660
5.00%, 11/15/35	3,040	3,041,094
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	6,900	6,831,276
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	5,250	5,239,080
		$ 26,947,814
Housing — 5.7%
California Municipal Finance Authority, (Caritas):
4.00%, 8/15/51	$435	$ 372,886
Social Bonds, 5.25%, 8/15/53	900	929,763
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	1,500	1,517,025
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,058,100

Eaton Vance
California Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	$2,680	$ 1,950,397
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,714,754
		$ 14,542,925
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,714,157
		$ 3,714,157
Insured - General Obligations — 14.8%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$3,375	$ 3,343,174
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,500	1,168,605
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	331,140
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	824,900
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,065,400
(BAM), 5.25%, 8/1/53	2,750	2,964,527
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	577,418
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	3,500	3,576,825
Eastside Union School District, CA, (Election of 2022):
(BAM), 5.50%, 8/1/48	1,500	1,694,220
(BAM), 5.50%, 8/1/53	1,500	1,688,490
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	1,000,440
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,944,715
McFarland Unified School District, CA, (Election of 2020):
(BAM), 3.00%, 11/1/49	750	579,360
(BAM), 4.50%, 11/1/52	4,500	4,583,520
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	2,002,660
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	750	757,747
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/25	3,955	3,806,846
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,661,350
		$ 37,571,337
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.7%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$4,220	$ 4,229,368
		$ 4,229,368
Insured - Special Tax Revenue — 1.7%
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects):
(AGM), 5.00%, 8/1/43	$2,145	$ 2,362,139
(AGM), 5.25%, 8/1/53	1,815	1,999,803
		$ 4,361,942
Insured - Transportation — 2.6%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/51	$8,065	$ 2,240,860
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	1,000	1,070,650
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	3,520	3,206,263
		$ 6,517,773
Insured - Water and Sewer — 0.7%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,750	$ 1,754,008
		$ 1,754,008
Other Revenue — 1.1%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,054,620
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,774,474
		$ 2,829,094
Senior Living/Life Care — 1.3%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$3,105	$ 2,908,391
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	70	68,867
Green Bonds, 5.00%, 11/15/46(1)	450	421,763
		$ 3,399,021
Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$3,645	$ 3,645,765
		$ 3,645,765

Eaton Vance
California Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 13.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.125%, 4/1/54	$3,000	$ 3,000,030
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(2)	10,000	10,378,100
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	3,750	3,950,287
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,138,750
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(2)	10,000	10,521,200
		$ 32,988,367
Water and Sewer — 9.7%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)	$12,000	$ 13,246,080
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	2,850	2,793,940
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(2)	7,500	7,500,375
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,208,031
		$ 24,748,426
Total Tax-Exempt Municipal Obligations (identified cost $312,301,550)		$317,365,387

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$1,415	$ 1,234,941
		$ 1,234,941
General Obligations — 1.9%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 685,450
2.951%, 8/1/51	1,400	923,972
Ohlone Community College District, CA, 2.443%, 8/1/35	535	419,371
Robla School District, CA, 2.602%, 8/1/40	615	446,127
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,586,560
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	805,916
		$ 4,867,396
Security	Principal Amount (000's omitted)	Value
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$980	$ 730,649
		$ 730,649
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,473,750
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	857,988
		$ 4,331,738
Other Revenue — 1.2%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 763,180
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	682,872
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,543,140
		$ 2,989,192
Total Taxable Municipal Obligations (identified cost $19,215,260)		$ 14,153,916

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$822	$ 803,953
Total Trust Units (identified cost $817,040)		$ 803,953
Total Investments — 130.6% (identified cost $332,333,850)		$332,323,256
Other Assets, Less Liabilities — (30.6)%		$(77,941,267)
Net Assets — 100.0%		$254,381,989

Eaton Vance
California Municipal Bond Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $4,766,862 or 1.9% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 18.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 7.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$317,365,387	$ —	$317,365,387
Taxable Municipal Obligations	—	14,153,916	—	14,153,916
Trust Units	—	803,953	—	803,953
Total Investments	$ —	$332,323,256	$ —	$332,323,256
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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